Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2021 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited - to profit or loss	0
Deferred tax movement ending balance	0
Deferred Tax Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	1,647,391
(Charged)/credited - to profit or loss	(358,825)
Deferred tax movement ending balance	1,288,566
Deferred Tax Liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(1,647,391)
(Charged)/credited - to profit or loss	358,825
Deferred tax movement ending balance	$ (1,288,566)